Ordinary shares	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Ordinary shares
23.	Ordinary shares

The Company was incorporated in the Cayman Islands in May 2011. The Company is authorized to issue a maximum of 5,000,000,000 shares with a par value of US$0.00001 per share, comprised of 4,912,433,396 ordinary shares and 87,566,604 Preference Shares.

On August 30, 2013, the Group's Board of Directors approved that the Group redesigned the share capital and adopted a dual class ordinary share structure immediately upon the completion of IPO. Upon completion of the Group’s IPO on November 5, 2013, the Company’s shares were divided into Class A ordinary shares and Class B ordinary shares, at par value of US$0.00001. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to ten votes per share, voting together as one class on all matters subject to a shareholders' vote. All of the outstanding ordinary shares prior to this offering were redesignated as Class B ordinary shares and all of the outstanding preference shares were automatically re-designated or converted into Class B ordinary shares on a one-for-one basis immediately upon the completion of the IPO.

As a result of the Group’s follow-on offering on April 1, 2014, the Company issued and sold 2,000,000 ADSs and the selling shareholders sold an aggregate of 4,000,000 ADSs and 900,000 additional ADSs for the overallotment at the price of US$38.00 per ADS.

On June 30, 2014, Tencent purchased 36,805,000 ordinary shares from the Company at a purchase price of US$40.00 per ADS. The Group used part of the proceeds from this transaction to repurchase an aggregate of 27,603,750 ordinary shares from existing pre-IPO shareholders at the price of US$40.00 per ADS.

On March 2, 2015, the Group completed the acquisition of 100% equity interest of Anjuke. Total consideration for this acquisition consisted of 4,839,372 newly issued ordinary shares and 248,216 fully vested RSUs of the Company and RMB985.4 million (US$160.2 million) in cash (See Note 4(a)).

On April 17, 2015, the Company entered into an investment agreement with a subsidiary of Tencent, pursuant to which Tencent purchased 15,384,616 newly issued ordinary shares of the Company for an aggregate cash consideration of RMB2.5 billion (US$400.0 million).

On April 20, 2015, the Company applied the whole RMB2.5 billion (US$400.0 million) proceeds from Tencent, together with additional cash from the Company of RMB75.0 million (US$12.2 million) and 34,039,136 newly issued ordinary shares of the Company, to acquire less than 50% equity interest in Ganji as mentioned in the “Transaction (i)” (See Note 4(b)(i)).

On August 6, 2015, the Company committed cash of RMB2.5 billion (US$406.7 million) and 46,505,912 newly issued ordinary shares of the Company, to several private equity funds of which 46,505,912 ordinary shares and RMB1.7 billion (US$272.4 million) cash were contributed to the funds in August 2015. These funds acquired the remaining equity interest in Ganji with Tencent (See Note 4(b)(ii)).

On December 11, 2015, the Company issued 4,267,344 Class A ordinary shares to Tencent to early repay RMB806.0 million (US$125.0 million) principal amount and settle the accrued interest payable of RMB47.0 million (US$7.3 million) of the Original Convertible Note.

As of December 31, 2016, 4,800,000,000 Class A ordinary shares and 200,000,000 Class B ordinary shares were authorized, 289,670,997 ordinary shares were issued and outstanding, of which 240,930,737 were Class A ordinary shares and 48,740,260 were Class B ordinary shares.

As of December 31, 2017, 4,800,000,000 Class A ordinary shares and 200,000,000 Class B ordinary shares were authorized, 293,965,131 ordinary shares were issued and outstanding, of which 245,924,871 were Class A ordinary shares and 48,040,260 were Class B ordinary shares.